Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	December 31, 2025	December 31, 2024
Cash	1,328,387,521	2,343,875,064
BCRA - Unrestricted current account	2,178,769,159	998,174,027
Balances with other local and foreign institutions	1,236,636,577	372,714,943
Others	8,534,049	—
Allowances for ECL	(42,356)	(628,822)
TOTAL	4,752,284,950	3,714,135,212